UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: September 30, 2010

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 61
Form 13F Information Table Value $119,323,078




                                                  Value  Shr/Prn        Invstmnt Other    Voting Authority
Name of Issuer               Title of    Cusip   x $1000   Amt   SH/PRN Discrtn  Managers SoleShared  None

Accenture Ltd. CL-A	COM		G1151C101		613		14420		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108		933		11955		SH		Sole		0		0	0	0
Amazon.Com, Inc	COM		023135106		2,760		17575		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		029912201		1,794		35000		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		6,390		22520		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		1,581		32425		SH		Sole		0		0	0	0
Babcock & Wilcox	COM		05615F102		1,612		75760		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		1,639		125084.64		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		2,405		55400		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101		2,258		28700		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		2,834		49200		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		2,406		29691.49		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102		2,411		149725		SH		Sole		0		0	0	0
Cisco Systems	COM		17275R102		3,973		181431		SH		Sole		0		0	0	0
Cliffs Natural Resources Inc.	COM		18683K101		831		12995		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		3,223		75030		SH		Sole		0		0	0	0
Collective Brands	COM		19421W100		937		58080		SH		Sole		0		0	0	0
Community Health Systems	COM		203668108		1,171		37820		SH		Sole		0		0	0	0
CVS Caremark Corp 	COM		126650100		2,326		73898		SH		Sole		0		0	0	0
Dish Network Corp. Cl A	COM		067639743		1,388		72250		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		1,102		45175		SH		Sole		0		0	0	0
Expedia	COM		30212P105		425		15050		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		387		6264.34		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		2,365		193252		SH		Sole		0		0	0	0
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857		1,862		21802		SH		Sole		0		0	0	0
General Electric	COM		369604103		3,173		195274.71		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		3,361		6393		SH		Sole		0		0	0	0
Hewlett Packard	COM		428236103		1,885		44815		SH		Sole		0		0	0	0
Home Depot	COM		437076102		319		10080		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		1,030		15150		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		4,031		81938		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2,863		149119.04		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		2,335		85524		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1,035		27200		SH		Sole		0		0	0	0
Kinetic Concepts, Inc.	COM		49460W208		1,465		40050		SH		Sole		0		0	0	0
KKR Financial Corp. REIT	COM		48248A306		305		34700		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104		2,791		52975		SH		Sole		0		0	0	0
Life Technologies Corp.	COM		53217v109		433		9265		SH		Sole		0		0	0	0
Mc Dermott Intl Inc	COM		580037109		2,341		158420		SH		Sole		0		0	0	0
Microsoft	COM		594918104		2,162		88264.05		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		1,519		34165		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101		1,573		100600		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		4,476		166704.91		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		1,247		19420		SH		Sole		0		0	0	0
Pfizer Inc.	COM		717081103		510		29710		SH		Sole		0		0	0	0
Polypore International 	COM		73179V103		3,100		102795		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107		4,264		29604		SH		Sole		0		0	0	0
Psychiatric Solutions	COM		74439h108		768		22900		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		369		6118		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		372		6039		SH		Sole		0		0	0	0
Scotts Miracle-Gro Co.	COM		810186106		1,208		23350		SH		Sole		0		0	0	0
TD Ameritrade Hldg Corp.	COM		87236Y108		967		59850		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds	COM		881624209		4,365		82745		SH		Sole		0		0	0	0
The TJX Companies	COM		872540109		1,823		40850		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2,529		52826		SH		Sole		0		0	0	0
Treehouse Foods	COM		89469A104		1,487		32250		SH		Sole		0		0	0	0
United Technologies	COM		913017109		3,868		54300		SH		Sole		0		0	0	0
US Airways Group	COM		90341W108		1,085		117250		SH		Sole		0		0	0	0
US Oil Fund	COM		91232N108		415		11900		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		3,968		53430		SH		Sole		0		0	0	0
WPP Group PLC Adr	COM		929309409		253		4540		SH		Sole		0		0	0	0